Stockholders' Equity and Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Stockholders' Equity and Stock-Based Compensation

8. Stockholders’ Equity and Stock-Based Compensation

Common Stock Warrants

As of December 31, 2019, warrants to purchase 34,113 shares of common stock were outstanding at an exercise price of $14.95 per share, which expired in May 2020. In February 2020, warrants to purchase 34,113 shares of common stock were net exercised for 11,134 shares of common stock. As of March 31, 2020, no common stock warrants were outstanding.

2014 Equity Incentive Plan (the “2014 EIP”)

On January 1, 2020, the number of shares of common stock reserved for issuance under the 2014 EIP increased by 2,094,989 shares. For the three months ended March 31, 2020, 765,675 stock options and 1,261,225 restricted stock awards, including 215,000 performance stock awards, were granted under the 2014 EIP. As of March 31, 2020, 929,364 shares were available for issuance under the 2014 EIP.

2014 Inducement Plan (the “2014 IN”)

For the three months ended March 31, 2020, no stock options or restricted stock awards were granted under the 2014 IN. As of March 31, 2020, 246,130 shares were available for issuance under the 2014 IN.

2014 Employee Stock Purchase Plan (the “2014 ESPP”)

On January 1, 2020, the number of shares of common stock reserved for issuance under the 2014 ESPP increased by 300,000 shares. As of March 31, 2020, 1,704,005 shares were available for issuance under the 2014 ESPP.

Net Loss per Share

Our basic net loss per share is calculated by dividing the net loss by the weighted average number of shares of common stock outstanding for the period, which includes the vested restricted stock awards. The diluted net loss per share is calculated by giving effect to all potential dilutive common stock equivalents outstanding for the period. For purposes of this calculation, underlying shares of convertible senior notes, outstanding stock options, outstanding common stock warrants, unvested restricted stock awards and performance stock awards, and shares of common stock expected to be purchased under 2014 ESPP are considered common stock equivalents, which were excluded from the computation of diluted net loss per share because including them would have been antidilutive.

Common stock equivalents that were excluded from the computation of diluted net loss per share are presented as below:

	March 31,
	2020	2019
Convertible senior notes	8,878,938	—
Outstanding common stock options	5,305,185	4,372,676
Unvested restricted stock awards and performance stock awards	2,799,982	768,770
Shares of common stock expected to be purchased on June 30 under the 2014 ESPP	49,861	35,619
Outstanding common stock warrants	—	34,113

Follow-On Public Offering

In December 2019, we completed a follow-on public offering, pursuant to which we issued 6,500,000 shares of common stock at $17.00 per share for net proceeds of $103.6 million, after underwriting discounts, commissions and other offering expenses. In January 2020, the underwriters exercised their over-allotment option to purchase 975,000 additional shares of common stock at $17.00 per share for net proceeds of $15.6 million, after underwriting discounts, commissions and other offering expenses.

At-The-Market Offering

We are party to a controlled equity offering sales agreement with Cantor Fitzgerald & Co. (“Cantor Fitzgerald”) (the “2018 ATM Agreement”), under which we may offer and sell common stock having aggregate proceeds of up to $125.0 million through Cantor Fitzgerald as our sales agent. Under the 2018 ATM Agreement, sales of common stock through Cantor Fitzgerald will be made by means of ordinary brokers’ transactions on the Nasdaq or otherwise at market prices prevailing at the time of sale, in block transactions, or as otherwise agreed upon by us and Cantor Fitzgerald. From time to time, Cantor Fitzgerald may sell the common stock based upon our instructions, and we will pay a commission to Cantor Fitzgerald of up to 3.0% of the gross sales proceeds of any common stock sold through Cantor Fitzgerald. For the three months ended March 31, 2020, no common stock was sold under the 2018 ATM Agreement.

Stock-based Compensation

Stock-based compensation expense was allocated as follows:

	Three Months Ended March 31,
(in thousands)	2020	2019
Research and development	$2,442	$2,079
Selling, general and administrative	4,102	2,080

Total stock-based compensation	$6,544	$4,159

11. Stockholders’ Equity

Common Stock Warrants

As of both December 31, 2019 and December 31, 2018, 34,113, common stock warrants were outstanding at an exercise price of $14.95 per share, which expire in 2020.

Follow-On Public Offerings

In December 2017, we completed a follow-on public offering (the “2017 follow-on offering”), pursuant to which we issued 5,389,515 shares of common stock at $31.00 per share, including the exercise of the underwriters’ over-allotment option to purchase 550,806 additional shares of common stock, for net proceeds of $156.9 million, after underwriting discounts, commissions and other offering expenses.

In January 2019, we completed a follow-on public offering (the “January 2019 follow-on offering”), pursuant to which we issued 6,764,705 shares of common stock at $17.00 per share, including the exercise of the underwriters’ over-allotment option to purchase 882,352 additional shares of common stock, for net proceeds of $107.6 million, after underwriting discounts, commissions and other offering expenses.

In December 2019, we completed a follow-on public offering (the “December 2019 follow-on offering”), pursuant to which we issued 6,500,000 shares of common stock at $17.00 per share for net proceeds of $103.6 million, after underwriting discounts, commissions and other offering expenses. In January 2020, the underwriters of the December 2019 follow-on offering exercised their over-allotment option to purchase 975,000 additional shares of common stock for net proceeds of $15.6 million, after underwriting discounts, commissions and other offering expenses.

At-The-Market Offerings

In March 2016, we entered into the 2016 At-The-Market (“ATM”) agreement (the “2016 ATM Agreement”) under which we may offer and sell common stock having aggregate proceeds of up to $75.0 million from time to time through Cowen, our sales agent. Sales of common stock through Cowen under the 2016 ATM agreement would be made by means of ordinary brokers’ transactions on the Nasdaq or otherwise at market prices prevailing at the time of sale, in block transactions, or as otherwise agreed upon by us and Cowen. Cowen will sell the common stock from time to time, based upon instructions from us (including any price, time or size limits or other customary parameters or conditions we may impose). We agreed to pay Cowen a commission of up to 3.0% of the gross sales proceeds of any common stock sold through Cowen under the 2016 ATM Agreement. For the year ended December 31, 2017, we sold 1,802,651 shares of common stock under the 2016 ATM Agreement at a weighted average price of $22.17 per share resulting in net proceeds of $38.2 million after underwriting discounts, commissions and other offering expenses.

In March 2018, we terminated the 2016 ATM Agreement and entered into a separate ATM agreement with Cantor Fitzgerald (the “2018 ATM Agreement”). Under the 2018 ATM Agreement, we may offer and sell common stock having aggregate proceeds of up to $125.0 million from time to time through Cantor Fitzgerald as our sales agent. Sales of common stock through Cantor Fitzgerald under the 2018 ATM Agreement will be made by means of ordinary brokers’ transactions on the Nasdaq or otherwise at market prices prevailing at the time of sale, in block transactions, or as otherwise agreed upon by us and Cantor Fitzgerald. Cantor Fitzgerald will sell the common stock from time to time, based upon instructions from us. We agreed to pay Cantor Fitzgerald a commission of up to 3.0% of the gross sales proceeds of any common stock sold through Cantor Fitzgerald under the 2018 ATM Agreement. For the year ended December 31, 2019, we sold 687,189 shares of common stock under the 2018 ATM Agreement at a weighted average price of $15.82 per share resulting in net proceeds of $10.9 million after underwriting discounts, commissions and other offering expenses.